As filed with the Securities and Exchange Commission on August 30, 1999

Registration No. 333-3709
ICA No. 811-07621

SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]	Post-Effective Amendment No. 5
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X] 	Post-Effective Amendment No. 5

(check appropriate box or boxes)

THE DARUMA FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

60 East 42nd Street
Suite 1112
New York, NY 10165
Registrant's Telephone Number, including area code: (212) 687-1233

Mariko O. Gordon
Daruma Asset Management, Inc.
60 East 42nd Street, Suite 1112
New York, NY 10165
 (Name and Address of Agent for Service)

Copy to:	Robert K. Fulton
	Stradley Ronon Stevens & Young LLP
	2600 One Commerce Square
	Philadelphia, PA 19103-7098
Approximate date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box):
	[  ] immediately upon filing pursuant to paragraph (b)
	[  ] on (date) purusant to paragraph (b)
	[X ]  60 days after filing pursuant to paragraph (a)(1)
	[  ] on (date) pursuant to paragraph (a)(1)
	[  ] 75 days after filing pursuant to paragraph (a)(2)
	[  ] on (date) pursuant to paragraph (a)(2) of rule 485

The Registrant declares that an indefinite amount of its shares of beneficial interest is being registered by this Registration Statement pursuant to
Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder.

THE DARUMA FUNDS, INC.
Registration Statement on Form N-1A

CROSS REFERENCE SHEET
Pursuant to Rule 404(c)

Part A
Item No.						Prospectus Heading
1. Cover page					Cover Page
2. Synopsis						Risk/Return Summary and Fund
Expenses
3.Condensed Financial Information		Not Applicable
4. General Description of Registrant	Cover Page: Investment Objective;
							Additional Investment Policies;
							Investment Restrictions; Principal
							Investment Strategies
5. Management of the Fund			Management of the Fund
5a. Management's Discussion of the Fund	Management of the Fund: Dividends,
and Distributions and Net Asset
Value
6. Capital Stock and Other Securities	Purchase of Shares; Redemption of
							Shares
7. Purchase of Securities being offered	Purchase of Shares
8. Redemption or Repurchase			Redemption of Shares
9. Legal Proceedings				Not Applicable

Part B.
Item No.				Caption of Statement of Additional Information
10. Cover Page					Cover Page
11. Table of Contents				Table of Contents
12. General Information and History	The
	Fund: 					Management of the Fund;
							Description of the Fund
13. Investment Objective and Policies	Investment Objective, Policies and
Restrictions; Risk Factors and
Special Considerations
14. Management of the Fund	Management of the Fund and
Investment Advisor
15. Control Persons and Principal Holders
     of Securities				Management of the Fund and
Investment Advisor
16. Investment Advisory and Other
	Services					Management of the Fund; Pricing of
Shares; Redemptions in Kind and
Exchange; Counsel and Independent
Auditors; Custodian and Transfer
and Disbursing Agent
17. Brokerage Allocation			Portfolio Transactions
18. Capital Stock and Other Securities	Description of the Fund
19. Purchase, Redemption and Pricing	Pricing of Shares; Redemptions in
Kind
20. Tax Status					Taxation
21. Underwriters					Not Applicable
22. Calculations of Yield			Performance Data
23. Financial Statements			Financial Statements


DARUMA MID-CAP VALUE FUND
60 East 42nd Street
Suite 1112
New York, NY  10165
(800) 435-5076

October 28, 1999

The Daruma Mid-Cap Value Fund is (the "Fund") is a series of The Daruma
 Funds, Inc. (the "Company"), a no-load diversified, open-end management investment company. The Fund's objective is to seek long-term capital appreciation by investing primarily in the common stocks of medium capitalization companies.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND
EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES AND DOES NOT GUARANTEE THE ACCURACY OR
COMPLETENESS OF THIS PROSPECTUS.  IT IS A CRIMINAL OFFENSE
TO SUGGEST OTHERWISE.



TABLE OF CONTENTS

				page
Risk/Return Summary
Fund Performance
Fund Expenses
Financial Highlights
Investment Objective
Principal Investment Strategies
Additional Investment Policies
Investment Risks
Management of the Fund
How to Purchase Shares
How to Redeem Shares
Net Asset Value
Dividends and Distributions
Taxes
Shareholder Information

RISK/RETURN SUMMARY

Investment Objective
The Fund's investment objective is to provide long-term capital appreciation by investing, under normal circumstances, at least 65% of its total assets in medium capitalization (mid-cap) companies. Although the Fund will strive to achieve its goal, there is no assurance that it will.

Investment Strategy
The Fund invests in mid-cap companies that Daruma Asset Management, Inc.,
 (the "Adviser"), believes are undervalued and whose anticipated earnings growth will accelerate. Companies with equity market capitalization from $500 million to $7 billion at the time of investment are considered mid-cap companies. The Fund believes that buying the common stock of companies that are undervalued and changing provides the best combination of risk and reward. The Fund will invest in a portfolio normally composed of approximately 35 common stocks diversified among a broad range of industries.

Why focus on Mid-Cap Stocks?
	There are three reasons why the Fund focuses on mid-cap stocks.

? First, mid-cap stocks are generally less volatile than small-cap stocks.
  By focusing on the mid-cap sector, the Fund hopes to capture most of the long-term outperformance smaller companies generate versus larger companies, while experiencing less volatility and risk.
? Second, the mid-cap universe is not well followed on Wall Street, allowing the Adviser's emphasis on primary research to add value.
? Third, medium-sized companies historically undergo evolutionary changes in their businesses at a faster rate than large companies do, allowing for more frequent investment opportunities.

Who Should Invest in the Fund?
Investors who have a long-term time horizon and can accept stock market risk as well as the more volatile returns of mid-cap stocks versus "blue chip" stocks. This Fund is an appropriate investment for individuals, educational funding accounts, trusts, foundations, endowments, as well as IRAs and other tax-deferred accounts.

Risks of Investing in the Fund
	Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments.  This Fund will be affected primarily by changes in stock prices.  Because the Fund seeks long-term capital appreciation by investing primarily in mid-cap companies, its investments are likely to involve a higher degree of liquidity risk and price volatility than investments in larger capitalization securities.
	Although the Fund is diversified within the meaning of the Investment
 Company Act of 1940, as amended, it will normally invest in a limited number of securities.  Therefore, the Fund may contain more risk than other funds with a similar objective invested in a broader range of securities.  To the extent that the Fund invests in a limited number of securities, it may be more susceptible to any single, corporate, economic, political or regulatory occurrence than a more widely
diversified fund.  	An investment in the Fund is not a deposit of
 any bank and is not insured or guaranteed by the Federal Deposit
 Insurance Corporation (FDIC) or any other government agency.

	You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your investment consultant to determine whether it is an appropriate investment for you.

FUND PERFORMANCE
	This bar chart and table can help you evaluate the potential risks of investing in the Fund. They show changes in the Fund's yearly performance over the life of the Fund and compare the Fund's average annual returns for the past one year and the life of the Fund to those of the S&P MidCap
 Index1 and the Russell 2000 Stock Index2 during each period. You should keep in mind that the Fund's past performance is not necessarily an indication of how it will perform in the future.

BAR CHART

For the six months ended June 30, 1999, the Fund's performance was (2.51)%.

Best Quarter		6/30/97		+21.70%
Worst Quarter		9/30/98		(23.93)%

Average Annual Total Returns for the period ended December 31, 1998
					One Year	Since Inception*
Daruma Mid-Cap Value Fund		(6.14)%		+14.31%
S&P MidCap Index1			+19.36		+26.30
Russell 20002				(2.56)		+11.11

* Inception date of the Daruma Mid-Cap Value Fund was August 16, 1996.

1 The S&P MidCap Index is the Standard & Poor's MidCap Index, which is an unmanaged index of 400 domestic companies frequently used as a general measure of stock market performance. The index is unmanaged and does not include the actual costs of buying, selling and holding securities.

2 The Russell 2000 Stock Index is measures the performance of the 2000 smallest companies out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The index is unmanaged and does not include the actual costs of buying, selling and holding securities.

FUND EXPENSES

The following table describes the fees and expenses that you would pay in connection with an investment in the Fund.

Shareholder Transaction Fees
(fees paid directly from your investment)

Maximum Sales Load Imposed on Purchases
None
Maximum Sales Load on Reinvested Dividends
None
Redemption Fee
None
Exchange Fee
None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Year ended June 30, 1999:

Management Fees*
1.00%
Distribution and Service (12b-1) Fees
0.00%
Other Expenses*
2.43%
Total Operating Expenses*
3.43%


* Daruma Asset Management, Inc. has voluntarily undertaken to waive fees and pay expenses in order to prevent total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) from exceeding 1.50% of average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same** Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year
3 Years
5 Years
10 Years
Daruma Mid-Cap Value
Fund
$346
$1,053
$1,784
$3,712

** The Fund's actual rate of return may be greater or less than the hypothetical
 5% return we use here. This example does not assume the voluntary expense cap described above. With such expense cap, the amounts paid over the 1, 3, 5 and 10 years would equal $153, $474, $818 and $1,791, respectively.

FINANCIAL HIGHLIGHTS
	The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception on August 16, 1996.
 Certain information reflects financial results for a single Fund share.
 The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.  The information presented is historical and is not intended to indicate future performance of the Fund.

										For the period
						For the year	For the year	    8/16/96 (e)
						    ended		    ended		    through
						   6/30/99	    6/30/98	     6/30/97
Net Asset Value, Beginning of Period		$13.33		$12.90		    $10.00
Income from Investment Operations:
  Net investment loss(c)				  (0.07)		  (0.07)		     (0.07)
Net realized and unrealized (loss)/gain
    on investments					  (1.35)		   2.05		      2.98
Total from Investment Operations			 (1.42)		  1.98		      2.91
Less Distributions:
Distributions from net realized gains		 (0.34)		  (1.55)		     (0.01)
Net Asset Value, End of Period			$11.57		$13.33		    $12.90

Total Investment Return				(11%)		16%		       29%(d)

Ratios/Supplemental Data:
Net Assets, End of Period				$2,659,408	$3,139,406	$1,459,161
Ratio of Expenses to Average Net Assets (a)		1.50%		1.49%		1.49%(d)
Ratio of Net Investment Loss to Average Net
  Assets(b)					(0.6%)		(0.5%)		(0.6%)(d)
Portfolio Turnover Rate				89%		73%		46%

(a) The ratio of expenses to average net assets before waiver of fees and reimbursement of expenses by the investment adviser would have been 3.43%, 2.97% and 5.10% for the periods ended June 30, 1999, June 30, 1998 and
 June 30, 1997, respectively.
(b) The ratio of net investment loss to average net assets before waivers and expense reimbursements by the investment adviser would have been (2.50%), (2.00%) and (4.21%) for the periods ended June 30, 1999, June 30, 1998 and June 30, 1997, respectively.
(c) Calculated using average shares outstanding during the period.
(d) Not annualized
(e) Commencement of operations.

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
	The Fund seeks to achieve its objective by investing primarily in equity securities of medium capitalization companies (companies with market capitalization ranging from $500 million to $7 billion), including stocks of companies listed on the S&P MidCap Index.  The Company's
 Board of Directors, however, may change this definition of medium capitalization companies based on current market conditions without shareholder approval.

	The Adviser believes that original research drives performance.  The Adviser invests in companies that it believes are about to undergo significant positive changes in earnings growth, and whose valuations do not yet reflect such changes.  The Adviser attempts to identify those mid-cap companies that meet these investment criteria by conducting its own thorough and original research.

	The Fund will normally invest in a portfolio of approximately 35 equity securities considered by the Adviser to have the potential for providing long-term capital appreciation. The Adviser believes that by investing in a portfolio of approximately 35 companies, the Fund will be able to diversify its holdings and will attempt to avoid certain of the risks associated with an investment in mid-cap companies.

	Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of medium capitalization companies.  The Fund may also invest in other types of equity and debt securities such as nonconvertible and convertible preferred stocks, bonds and warrants, foreign securities (such as American Depositary Receipts), U.S. government and agency securities, short-term fixed income securities, and may retain assets in cash or cash equivalents.  The Fund will only invest in investment grade bonds and short-term fixed income securities having a rating at the time of investment of at least, or equivalent to BBB
(which may have speculative characteristics) by Standard & Poor's
Rating Groups ("S&P") or, if unrated, determined by the Adviser to be of comparable quality.  The values of debt and fixed income securities are likely to decline in times of rising interest rates and to rise in times of falling interest rates.  Generally, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security.  Securities in the lowest investment grade debt category generally have higher yields, may have speculative characteristics and, as a result, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher investment grade securities.

	Although the Fund currently does not do so, it may, from time to time invest more than 25% of the value of its total assets in the securities of other investment companies (open or closed-end) and up to 5% of its total assets in the securities of any one investment company.  These investments would result in the layering of fees since the Fund would pay the fees and expenses applicable to investing in such other investment companies.

	When the Adviser believes that market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in short-term instruments such as U.S. Treasury bills, high quality commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements collateralized by U.S. Government securities.  To the extent that the Fund is investing in these temporary defensive instruments, it will not be pursuing its investment objective.

ADDITIONAL INVESTMENT POLICIES
	The following is a list of other investment policies that may be used by the
 Fund from time to time.

Borrowing

The Fund may borrow money from banks for temporary, and/or extraordinary purposes. Such borrowing will not exceed an amount equal to one-third of the value of the Fund's total assets less its liabilities. The Fund will not purchase additional securities when borrowings exceed 5% of total assets. The Fund does not intend to engage in reverse repurchase agreements.


Illiquid Securities
The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Illiquid securities include restricted securities and repurchase agreements maturing in more than seven days. The Fund may invest in certain securities that would otherwise be considered illiquid because of resale restrictions to the general public but may be offered and sold only to "qualified institutional buyers" under Rule
144A of the Securities Act of 1933, if the Fund's Board of Directors determines that the securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. Because the institutional trading market is relatively new, it is not possible to predict with assurance exactly how the market for Rule
144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities. Generally, foreign securities freely tradeable in their principal markets are not considered restricted or illiquid securities. Illiquid securities may be difficult for the Fund to value or dispose of and the Fund may incur expenses that would not be incurred in the sale of securities that are freely marketable.


Repurchase Agreements
A repurchase agreement is an agreement between a buyer and seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Not more than 15% of the Fund's assets may be invested in repurchase agreements having a maturity in excess of seven days. Repurchase agreements may be entered into with a Federal Reserve System bank or "primary dealers" in U.S. Government securities.



Foreign Securities
The Fund will not invest more than 15% of its total assets in foreign debt and/or equity securities, or American Depositary Receipts
("ADRs"). Foreign securities investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund. In addition, dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, and transaction costs such as brokerage commissions are generally higher than in the United States.


Short Sales
The Fund will only make short sales (up to a maximum of 10%) that are short sales of securities "against the box." A short sale "against the box" is a sale of a security that the Fund at all times during which the short position is open either owns an equal amount of or has the immediate and unconditional right to acquire at no additional cost.
The Fund will make short sales "against the box" as a form of hedging to offset potential declines in long positions in the same or similar securities.


Portfolio Turnover
Portfolio turnover rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by a Fund. The Fund's portfolio turnover rate will be influenced by the Fund's investment objectives, other investment policies, market conditions and the need to meet redemptions. While the rate of portfolio turnover will not be a limiting factor when the Adviser deems changes appropriate, it is anticipated that the Fund's annual portfolio turnover rate should not generally exceed 100%. The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by the Fund's shareholders that are subject to federal income tax.


INVESTMENT RISKS

	The Fund is designed for long-term investors who are willing to invest without concern for current income and to accept the risks associated with investing in a mutual fund seeking long-term capital appreciation.  Investors should consider their investments goals, their time horizon for achieving them and their tolerance for risk before investing in the Fund.  The following highlights some of the principal risks of investing in this Fund.

Market Risk
	Market risk is the risk that all or a majority of the securities in a certain market, like the stock or bond market, will decline in value over a short or extended period of time because of factors such as economic conditions, future expectations or investor confidence.  As the U.S. economy has expanded, corporate profits have grown and share prices have risen.
  Economic growth has been punctuated by periodic declines where share prices of even the best managed and most profitable companies decline.
Stocks of mid-cap companies may not be well known to the public, have lower trading volume and may be more volatile in price than larger capitalized stocks included in the S&P 500 Stock Index.  Thus, the Fund should only be used as an investment vehicle for those with longer time horizons, and should not be used to capture short-term swings in the market.

Interest Rate Risk
	Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise, and increase in value when interest rates fall.  Investments in equity securities issued by small and medium sized companies which often borrow money to finance operations, may be adversely affected by rising interest rates.

Foreign Risk
	Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.  In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and default in foreign government securities.  The
Fund, however, limits foreign risk by only allowing up to 15% of its total assets to be invested in foreign securities.

Currency Fluctuations
	Investments in foreign securities may be denominated in foreign currencies.
  The value of Fund investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S.
 dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulation.  The Fund's net asset value per share may, therefore, be affected by changes in currency exchange rates.  Changes in foreign currency exchange rates may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders of the Fund.  Foreign currency exchange rates generally are determined by the forces of supply and demand in foreign exchange markets and the relative merits of investment in different countries, actual or perceived changes in interest rates or other complex factors, as seen from an international perspective.  In addition, the Fund may incur costs in connection with conversions between various currencies.

"Euro" Risk
	While the introduction of the Euro for the participating countries generally occurred without significant market or operational disruption, the Euro still presents certain political and economic uncertainties.  These uncertainties may include political reaction against the Euro in participating countries and operational difficulties as a result of the fact that some securities still pay dividends and interest in the old currencies.  These uncertainties could cause market disruptions and could adversely affect the value of securities held by the Fund.

Year 2000
	Many services provided to the Company and the Fund by the Adviser and the Company's other service providers (collectively, the "Service Providers") rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, with the resulting potential difficulty in performing various systems functions.
  This problem has typically been called the Year 2000 Issue (the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other Company operations.

	The Service Providers recognize the importance of the Year 2000 Issue and have advised the Company that they are taking appropriate steps necessary in preparation for the year 2000. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund, the
Fund's investments or on global markets or economies generally.  In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 Issue than major U.S. entities, which could adversely affect any foreign investments made by the Fund.

	The Adviser and the Company have been informed that all of the Service Providers anticipate that their systems will be updated in time for the year 2000. The Company and the Adviser will continue to monitor the Year
 2000 Issue in an effort to confirm appropriate preparation by the Service Providers.

MANAGEMENT OF THE FUND

Adviser
	Daruma Asset Management, Inc., a registered investment adviser, serves as the Fund's investment adviser pursuant to an Investment Advisory Agreement entered into with the Fund. The Adviser is a New York corporation, with its principal office located at 60 East 42nd Street, Suite 1112, New York,
New York 10165.  The Adviser has assets under management of approximately
 $332,000,000 as of July 31, 1999.
	According to the terms of the Investment Advisory Agreement, the Fund will pay a monthly advisory fee at an annual rate equal to 1% of the first $100 million of the Fund's average daily net assets; 0.75% of the next $100 million of such net assets; and 0.50% of the Fund's average daily net assets of more than $200 million. Any portion of the advisory fee received by the Adviser may be used by the Adviser to provide investor and administrative services. The Adviser may voluntarily waive a portion of its fee or assume certain expenses of the Fund, including distribution expenses. This would have the effect of lowering the overall expense ratio of the Fund and of increasing total return to investors in the Fund.

Portfolio Manager
	Mariko O. Gordon, President and Chief Investment Officer of the Adviser, is primarily responsible for supervising the Fund's daily investment management activities.  Ms. Gordon has over thirteen years of investment management experience. Prior to founding the Adviser in 1995, Ms. Gordon was an equity owner in and Director of Research at Valenzuela Capital Management, Inc. ("VCM") from 1990 to 1995, a firm specializing in small- to mid-cap stocks with over $1 billion under management.
Ms. Gordon's sole responsibility at VCM was portfolio management.
  Prior to joining VCM, from 1987 to 1990, she was the Director of Systematic Research at Royce & Associates, Inc., an investment firm specializing in small-cap value stocks and adviser to several mutual funds.
  Ms. Gordon began her investment career as a research analyst at Manning & Napier Advisors, Inc., a firm managing $2 billion for ERISA and Taft-Hartley clients. Ms. Gordon is a Chartered Financial Analyst and a graduate of
Princeton University.

HOW TO PURCHASE SHARES

Initial Investments by U.S. or Overnight Mail
	You may open an account by completing and signing an Account Application Form and mailing it together with a check payable to "Daruma Mid-Cap Value Fund"
to the following address:
Daruma Mid-Cap Value Fund
c/o American Data Services, Inc.
150 Motor Parkway
Suite 109
Hauppauge, NY  11788

	The minimum initial investment in the Fund is $1,000. Retirement and UGMA (Uniform Gifts to Minors Act) accounts, as well as accounts established with automatic investment plans, however, may initially invest a minimum of
 $500. Your shares are bought, sold or exchanged at the net asset value determined after your request has been received in proper form. Any request received before the valuation time (currently 4:00 p.m. Eastern Time) will be processed the same business day. Any request received in proper form after the valuation time will be processed the next business day.

Initial Investments by Wire
	You may also purchase shares of the Fund by wiring immediately available federal funds to the Fund's custodian, Firstar Bank (the "Custodian").
The minimum initial investment in the Fund is $1,000.  Retirement and UGMA
 (Uniform Gifts to Minors Act) accounts, as well as accounts established with automatic investment plans, however, may initially invest a minimum of $500.

	In order to wire funds, you must first call the Fund's transfer agent, American Data Services, Inc. (the "Transfer Agent"), at (888) 532-7862 to
 set up your account and obtain an account number by providing the information on the application to the Transfer Agent. Then, you should provide your bank with the following information for purposes of wiring your investment:
Firstar Bank Cinti/Trust
ABA #0420-0001-3
Ref:  Daruma Mid-Cap Value Fund
DDA #485776538
Shareholder Account Number:
Account Name:

	In order to complete your initial wire purchase, you must mail a signed application to the Transfer Agent at the following address:
American Data Services, Inc.
150 Motor Parkway
Suite 109
Hauppauge, NY 11788

Wire orders will be accepted only on a day that the Fund, the Custodian and the
 Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.
  Any delays that may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. Presently, there is no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.



Additional Investments
	You may make additional investments at any time by mail or wire.  The Fund's minimum subsequent investment is $100.  Your check must be made payable to
 "Daruma Mid-Cap Value Fund."

Automatic Investment Plan
	Additional investments may also be made though the Automatic Investment Plan.
  This option allows you to make regular, automatic transfers from your bank account to purchase additional shares on a monthly or quarterly schedule.
The minimum additional investment amount is $50.  For more information regarding this option, please call the Fund at (800) 435-5076.

Additional Investment Information
	The Fund will not cancel any trade (purchase or redemption) believed to be authentic once the trade as been received. If your check or wire does not clear, your transaction will be canceled and you will be responsible for any loss the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.

	Shares of the Fund may also be sold to corporations or other institutions such a trusts, foundations or broker-dealers purchasing for the accounts of others
("Shareholder Organizations").  Investors purchasing and redeeming shares of the
 Fund through a Shareholder Organization may be charged a transaction-based fee or other fee for the services of such organization.  Each Shareholder
 Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions.  Customers of Shareholder
Organizations should read this prospectus in light of the terms governing accounts with their organization.  The Fund does not pay to or receive compensation from Shareholder Organizations for the sale of
the Fund's shares.

Retirement Plans
	The Fund offers a wide range of plans for individuals and institutions, including large and small businesses, IRAs, SEP-IRAs and Keoghs (profit sharing, money purchase pension). For information on IRAs and all other retirement plans, please call the Fund at (800) 435-5076.

HOW TO REDEEM SHARES
	The Fund allows you to redeem shares without redemption fees.  You may redeem any portion of your account at any time.  Shares of the Fund may be redeemed by mail, or, if authorized, by telephone.  The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund.

Redemptions By Mail
	The Fund will redeem its shares at the net asset value next determined after the request is received if all the required documentation is received in
 "good order."  Requests should be addressed to:

Daruma Mid-Cap Value Fund
c/o American Data Services
150 Motor Parkway
Suite 109
Hauppauge, NY 11788


Requests in "good order" must include the following information and documentation:

1. The account number and fund name;
2. The amount of the transaction (specified in dollars or shares);
3. Signatures of all owners EXACTLY as they are registered on the account;
4. Any certificates that you hold for the account; any required signature guarantees (see "Signature Guarantees" below); and
5. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.
	If you are not certain of the requirements for a redemption, please call Shareholder Services at (888) 532-7862. Redemptions specifying a certain date or share price cannot be accepted and will be returned.

Signature Guarantees
	To protect shareholder accounts, the Fund and its transfer agent from fraud, signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account.  Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests.  Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following:  banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program
(`STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York
 Stock Exchange Medallion Signature Program ("MSP").  Shareholders may
 contact Shareholder Services at (888) 532-7862 for further details.

Redemptions By Telephone
	Shareholders, who have elected on their application form telephone redemption privileges, may redeem by telephone provided the proceeds are mailed to their address of record.  To redeem shares by telephone, you or your preauthorized representative may call shareholder services at (888) 532-7862.
Redemption requests received by telephone by 4:00 p.m. eastern time are processed on the day of receipt; redemption requests received by telephone after 4:00 p.m. eastern time are processed on the business day following receipt.  TELEPHONE REDEMPTIONS WILL NOT BE PERMITTED FOR A PERIOD OF
SIXTY DAYS AFTER A CHANGE IN THE ADDRESS OF RECORD.  	The Fund has
authorized the Transfer Agent to act on telephone instructions from any person representing himself or herself to be a shareholder and reasonably believed by the Transfer Agent to be genuine.  The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if such procedures are followed neither the Fund or the Transfer Agent will be liable for any losses incurred.  The procedures employed by the Fund in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.
The Fund reserves the right to revise or terminate the telephone redemption privilege at any time.  If you have trouble making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail.


Further Redemption Information
	Redemption proceeds for shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen business days from the purchase date.  Shareholders
can avoid this delay by utilizing the wire purchase option.  	Other than as
 described above, payment of the redemption proceeds will be made within five days after receipt of an order for a redemption.  The Fund may suspend the right of redemption or postpone the date at times when the
NYSE or the bond market is closed or under any emergency circumstances as determined by the United States Securities and Exchange Commission (the
"SEC").  	If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

NET ASSET VALUE

	Purchases and redemptions are made at net asset value ("NAV"). NAV is determined by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The Transfer Agent determines the NAV per share as of the close of regular trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading (the "valuation date"). Currently, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas.
	Market values for securities listed on an exchange are based upon the latest quoted sales price as of 4:00 p.m. Eastern Time, on the valuation date. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities not listed on an exchange are valued at the latest quoted bid price.
Temporary cash investments and debt obligations with 60 days or less remaining to maturity are valued at cost, unless the Board of Directors determines that this does not represent fair value. All prices of listed securities are taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which market quotations are not readily available or which are restricted as to sale, and other assets are valued by such methods as the Board of Directors deems in good faith to reflect fair value.

DIVIDENDS AND DISTRIBUTIONS
	The Fund intends to pay dividends from net investment income annually in December although more frequent distributions may be made if necessary.
 The Fund also intends to distribute its net realized capital gains, if any, in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder chooses otherwise.

Choosing A Distribution Option
	Distribution of dividends from the Fund may be made in accordance with several options.  A shareholder may select one of two distribution options:

1. Automatic Reinvestment Option. Both dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund unless the investor has elected the all cash option.
2. All Cash Option. Both dividend and capital gains distributions will be paid in cash.

TAXES

	The Fund intends to qualify under the Internal Revenue Code of 1986, as amended, as a regulated investment company. As a regulated investment company, the Fund generally will not be subject to federal income taxes on the income and  gains that it distributes to its shareholders.
Shareholders will receive information annually as to the tax status of distributions made by the Fund for the calendar year. Generally, fund distributions are taxable to shareholders as either ordinary income or capital gains.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.  Distributions declared in December, but paid in January are taxable as if they were paid in December.Distributions paid from the Fund's net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends.  A portion of the Fund's dividend may qualify for the corporate dividends-received deduction, subject to certain limitations. Distributions paid from the Fund's long-term capital gains are treated as long-term capital gains by shareholders for Federal income tax purposes, regardless of how long a shareholder has held Fund shares.
	The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss.  The individual tax rate on any gain from the redemption of Fund shares depends on how long the redeeming shareholder has held the Fund shares.  The Fund will report to redeeming shareholders the proceeds of the redemptions.  However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in
determining their tax liability on a redemption.  	At the time
of the shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains.  A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return
of part of the shareholder's investment.  	Keep in mind that if you
purchase shares in the Fund shortly before the record date for a dividend or capital gains distribution, regardless of whether you are investing your distributions or receiving them in cash, you will be assessed taxes on the amount of the capital gain and/or dividend distribution later paid even though you owned the Fund shares for just a short period of time.  While the total value of your investment will be the same after the distribution - the amount of the distribution will offset the drop in the net asset value of the shares - you should be aware of the tax implications the timing of your purchase may have.  Prospective investors should, therefore, inquire about potential distributions before investing.
	Fund distributions and gains from the redemption of Fund shares generally will be subject to state and local income tax. Non-U.S. investors may be
subject to U.S. withholding and estate tax.	The Fund is required to withhold
 31% of taxable distributions and redemption proceeds if you do not provide your correct social security number or taxpayer identification number, or if the IRS instructs the Fund to do so.
	This tax discussion provides general information only. You should consult your own tax advisor regarding the federal, state, local or foreign tax consequences of investing in the Fund. Additional information on tax matters is included in the Statement of Additional Information.

SHAREHOLDER INFORMATION

General information about the Fund may be requested in writing to the shareholder servicing department of the Fund at 60 East 42nd Street, Suite 1112, New York, NY 10165 or by calling the Fund at (212) 687-1473 or (800) 435-5076.


APPENDIX A - RATINGS

Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions;
C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

DARUMA MID-CAP VALUE FUND

Additional information about the Fund's investments is available in the
 Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You can find more detailed information about the Fund in the current Statement of Additional Information (the
"SAI"), which we have filed electronically with the Securities and Exchange Commission (the "SEC") and which is legally a part of this prospectus. If you want a free copy of the SAI, the annual report or semi-annual report, or if you have any questions about investing in the Fund, you can write us at 60 East 42nd Street, Suite 1112, New York,
 NY 10165, or call us toll-free at (800) 435-5076.

You can find reports and other information about the Fund on the SEC Internet site at http://www.sec.gov, or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the
 Fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can receive information on the public reference room by calling the SEC at 1-800-SEC-0330.

Shareholder Information
(800) 435-5076

E-mail
daruma@darumany.com

DARUMA MID-CAP VALUE FUND
Statement of Additional Information
October 28, 1999

This Statement of Additional Information describes shares of the Daruma Mid-Cap
 Value Fund, a series of The Daruma Funds, Inc. (the "Company"), a no-load, diversified, open-end management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated October 28, 1999, a copy of which may be obtained without charge by writing to the Fund at 60
East 42nd Street, Suite 1112, New York, New York 10165, or by calling Shareholder Services at (800) 435-5076.


TABLE OF CONTENTS
                                                                   PAGE
DESCRIPTION OF THE FUND                                       2
INVESTMENT OBJECTIVE, POLICES AND RESTRICTIONS                    2
RISK FACTORS AND SPECIAL CONSIDERATIONS                                  4
MANAGEMENT OF THE FUND                                             8
PRINCIPAL HOLDERS OF SHARES                                     10
INVESTMENT ADVISER                                                     10
CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT   12
COUNSEL AND INDEPENDENT AUDITORS                                       12
PORTFOLIO TRANSACTIONS                                         12
PORTFOLIO TURNOVER                                                    13
PRICING OF SHARES                                                       13
HOW TO PURCHASE SHARES                                                14
HOW TO REDEEM SHARES                                                   16
REDEMPTIONS IN KIND                                                      17
CAPITAL STOCK                                                         18
TAXATION                                                             18
PERFORMANCE DATA                                                    20
FINANCIAL STATEMENTS                                                  24

DESCRIPTION OF THE FUND
Daruma Mid-Cap Value Fund (the "Fund"), is a no-load diversified, open-end, investment company, and a series of The Daruma Funds, Inc. which was incorporated under Maryland law on May 13, 1996. This Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in seeking long-term capital appreciation. The
Fund should not be used as a trading vehicle. Daruma Asset Management, Inc. (the "Adviser"), manages the investments of the Fund from day-to-day in accordance with the Fund's investment objective and policies. As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors,
(b) for approval of revisions to the Fund's investment advisory agreement, and (c) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the Investment Company Act of 1940, as amended (the "1940
Act") including the removal of Fund directors and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
A detailed description of the types and quality of the securities in which the
 Fund may invest is given in the Prospectus and is incorporated herein by reference. The investment objective is fundamental and may be changed only with the approval of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund.  There can be no assurance that the
Fund's investment objective will be achieved.
The Fund's investment objective is to seek long-term capital appreciation by investing primarily in the common stocks of medium capitalization U.S. companies. Current income is incidental to the Fund's investment objective. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital appreciation.  Investors should consider their investment goals, their time horizon for achieving them, and their tolerance for risks before investing in the Fund.
The Adviser believes that original research drives performance.
 The Adviser invests in companies that are about to undergo significant positive changes in earnings growth, and whose valuations do not yet reflect those changes.  The Adviser attempts to identify those mid-cap companies who meet these investment criteria by conducting its own thorough and original research.The Fund intends to concentrate its portfolio in companies whose market-cap ranges from $500 million to $7 billion, across a wide array of industry sectors, subject to market conditions.  The
Adviser's overall stock selection for the Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.  The Fund will normally consist of a portfolio made up of approximately 35 securities representing the
Adviser's best ideas, diversified among a broad range of industries that are considered to be companies with the most compelling risk/reward profiles.
  As such, the Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments.The Adviser believes that the Fund is suitable for investment only by persons who can invest without concern for current income and who are in a financial position to assume above-average investment risks in searching for long-term capital appreciation.
INVESTMENT RESTRICTIONS
As a diversified investment company the Fund has adopted certain fundamental restrictions which may not be changed without the approval of a majority of the outstanding voting shares, as that term is defined in the 1940 Act.
The Fund may not, as a matter of fundamental policy:
(1)	Issue any senior securities except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing.
(2)	Purchase securities on margin or write call options on its portfolio securities; or purchase securities while borrowings exceed 15% of its total assets.
(3)	Sell securities short except to sell securities "short against the box".
(4)	Borrow money, except from banks for temporary and/or extraordinary purposes in an amount not to exceed one-third of the value of the Fund's total assets less its liabilities (total net assets).
(5)	Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
(6)	Invest more than an aggregate of 15% of its total assets in repurchase agreements maturing in more than seven days, variable rate demand instruments exercisable in more than seven days or securities that are not readily marketable.
(7)	Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Government obligations secured by real estate or an interest in real estate.
(8)	Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Risk Factors and Special Considerations".

(9)	Invest more than 25% of its assets in the securities of "issuers" in any single industry and provided also that there shall be no limitation on the Fund to purchase obligations issued or guaranteed by the United States government, its agencies or instrumentalities. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security.
Similarly, in the case of an industrial revenue bond, if that bond is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. If, however, in either case, the creating government guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government.

(10)	Invest more than 25% of the value of its total assets in the securities of other investment companies (open or closed-end) and up to 5% of its total assets in the securities of any one other investment company. All such securities must be acquired by the Fund in the open market, in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions).  The issuers of such securities acquired by the Fund are not required to redeem them in an amount exceeding 1% of such issuers' total outstanding securities during any period of less than 30 days, and the Fund will vote all proxies with respect to such securities in the same proportion as the vote of all other holders of such securities.

(11)	Invest in companies for the purpose of exercising control of management.

(12)	Own more than 10% of the outstanding voting securities of any one issuer.

(13)	With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government.
(14)	Mortgage, pledge or hypothecate any assets except that the Fund may pledge not more than one-third of its total assets to secure borrowings.  However, although not a fundamental policy of the Fund, as a matter of operating policy in order to comply with certain state statutes, the Fund will not pledge its assets in excess of an amount equal to 15% of total assets.
Percentage Restrictions
Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or assets of, or borrowings by, the Fund.
RISK FACTORS AND SPECIAL CONSIDERATIONS
Fund's Rights as Stockholder
As noted above, the Fund may not invest in a company for the purpose of exercising control or management.  However, the Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to a company's management, the board of directors and/or stockholders if the
Adviser or the Board of Directors determine that such matters could have a significant effect on the value of the Fund's investment in the company.
The activities that the Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities;
seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts.  This area of corporate activity is increasingly prone to litigation, and therefore it is possible but not likely that the Fund could be involved in lawsuits related to such activities.
The Adviser will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Fund and the risk of actual liability if the Fund is involved in litigation.  However, no guarantee can be made that litigation against the Fund will not be undertaken or liabilities incurred.The Fund may, at its expense or in conjunction with others, pursue litigation or otherwise
exercise its rights as a security holder to seek to protect the interests of security holders if the Adviser and the Fund's Board of
Directors determine this to be in the best interest of the Fund's shareholders.
Foreign Securities
The Fund may invest up to 15% of its assets in certain foreign debt and equity securities or American Depositary Receipts ("ADRs").  Investment in foreign equity securities, obligations of foreign issuers and in direct obligations of foreign nations involves somewhat different investment risks from those of United States domestic issuers.  There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.  Foreign securities markets have substantially less volume than domestic securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.  Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United
States.  Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies.  Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.  American Depositary Receipts
 (ADRs) are certificates held in trust by a bank or similar financial institution evidencing ownership of shares of a foreign-based issuer.
 Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.
ADR facilities may be established as either unsponsored or sponsored.  While
 ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.
A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility.
 Holders of unsponsored ADRs generally bear all the cost of such facilities.
 The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services.
  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities.
Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository.  The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders.  With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees).  Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
U.S. Government Obligations
U.S. Government obligations are obligations that are backed by the full faith and credit of the United States, by the credit of the issuing or guaranteeing agency or by the agency's right to borrow from the U.S.
Treasury.  They include (i) U.S. Treasury Obligations, which differ only in their interest rates, maturities and times of issuance as follows:
U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes
 (maturity of one year or ten years), U.S. Treasury bonds (generally maturities of more than ten years); and (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by the full faith and credit of the United States (such as securities issued by the Government national Mortgage Association, the Federal Housing Administration, the Department of Housing and Urban
 Development, the Export-Import Bank, the General Services Administration
 and the Maritime Administration and certain securities issued by the
Farmers' Home Administration and the Small Business Administration.
 The maturities of U.S. Government obligations usually range from three months to thirty years.
Repurchase Agreements
When the Fund purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price.  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in the United
 States government securities by the Federal Reserve Bank of New York.
Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more that 397 days after the Fund's acquisition of the securities and normally would be within a shorter period of time.  The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security.  At the time the Fund enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement.  The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, even though the underlying security may mature in more than one year.  The collateral securing the seller's obligation must be of a credit quality at least equal to the
Fund's investment criteria for securities in which it invests and will be held by the Custodian or in the Federal Reserve Book Entry System.
For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans.  It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.
  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security.  Delays may involve loss of interest or decline in price of the security.  If the court characterized the transactions as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal income involved in the transaction.  As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss thorough repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller.  Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds of the sale to a third party are less than the repurchase price.
 However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price
(including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase
agreement will equal or exceed the repurchase price.  It
is possible that a Fund will be unsuccessful in seeking to
impose on the seller a contractual obligation to deliver
 additional securities.
Selling Short Against the Box
The Fund may make short sales of securities "against the box."  A short sale
 "against the box" is a sale of a security that the Fund, at all times during which the short position is open, either owns an equal amount of or has the immediate and unconditional right to acquire at no additional cost.  The Fund will make short sales "against the box" as a form of hedging to offset potential declines in long positions in the same or similar securities.
Temporary Defensive Positions
	When the Adviser believes that market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in short-term instruments such as U.S. Treasury bills, high quality commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements collateralized by U.S. Government securities.  To the extent that the Fund is investing in these temporary defensive instruments, it will not be pursuing its investment objective.
MANAGEMENT OF THE FUND
The business and affairs of the Fund are managed under the direction of its
 Board of Directors.  The names of the directors and officers of the Fund and their principal occupations during the past five years are set forth below.  Their titles may have varied during this period.  Unless otherwise indicated, the address of each director and officer is 60 East 42nd Street,
 Suite 1112, New York, NY 10165.
The following table sets forth certain information as to each director and officer of the Fund:

Compensation Table
(For the fiscal year ended June 30, 1999)

Retirement Benefits
Name of Person
Aggregate Compensation
Accrued as Part of
Position
From Fund
Fund Expenses
Fred Ali
Director
25542 Novela Way
Valencia, CA 91355
-0-
-0-



Elizabeth A. Duffy
Director
Woodrow Wilson National
  Fellowship Foundation
5 Vaughn Drive
Princeton, NJ 08543
-0-
-0-



Brian J. Heidtke
Director
Colgate-Palmolive
300 Park Avenue
New York, NY 10022
-0-
-0--



Mariko Gordon*
President and Director
of the Fund; & President and CEO of the
Adviser
-0-
-0--



Noreen McKee*
Vice President, Treasurer
and Director of the Fund; &
Vice President & Treasurer
of the Adviser
-0-
-0-

*An interested person of the Fund and/or the Adviser within the meaning of
 Section 2(a)(19) of the 1940
Act.

Fred Ali, age 49, Director of the Fund. President and Chief Administrative
 Officer of the Weingart Foundation since August 1999. From February 1991 through July 1999 he was the Executive Director of Covenant House California. Elizabeth A. Duffy, age 33, Director of the Fund. Vice President of the Woodrow Wilson National Fellowship Foundation since 1997. From June 1993 through 1996 she was a Program & Research Associate of The Andrew W. Mellon Foundation. From September 1991 to June 1993 she attended and completed the MBA program at Stanford University Graduate School of Business.
Brian J. Heidtke, age 57, Director of the Fund.  Vice President, Finance
 and Treasurer of Colgate-Palmolive Company since June 1986.
Mariko O. Gordon, age 38, President and Director of the Fund, and
President and Chief Investment Officer of the Adviser has over 12 years experience in the investment management business. Prior to co-founding the Adviser in 1995, Ms. Gordon was an equity owner in and Director of Research at Valenzuela Capital Management, Inc. ("VCM") a firm specializing in small to mid-cap stocks with over $1 billion under management. Ms. Gordon's sole responsibility at VCM was portfolio management. Prior to joining VCM, from 1987 to 1990 she was the Director of Systematic Research at Royce & Associates,
Inc., an investment firm specializing in small-cap value stocks and adviser to several mutual funds, including Pennsylvania Mutual Fund.
 Ms. Gordon started her investment career as a research analyst at Manning & Napier Advisors, Inc., a firm managing
$2 billion for ERISA and Taft-Hartley clients. Ms. Gordon is a Chartered Financial Analyst and a graduate of Princeton University.
Noreen D. McKee, age 49, Vice-President and Treasurer of the Fund and of the Adviser is a certified public accountant and has over 15 years experience in the investment management business. For one year prior to joining the Adviser in 1995, she was the Chief Operating
Officer at Valenzuela Capital Management, Inc. At VCM she was responsible for the financial, administrative and compliance functions of the firm.  From 1985 to 1993, she worked as the Controller of Royce
 & Associates, Inc. ("Royce"). At Royce, her primary responsibilities included the accounting, tax and managerial functions for six mutual funds and two limited partnerships in compliance with the Investment
Advisors Act and the Investment Company Act of 1940. Ms. McKee has an M.S. in Accounting from Pace University and a B.S. in Behavioral
Science from York College of Pennsylvania.
Mary B. O'Byrne, age 39, Secretary of the Fund and Director of Operations.
  Prior to joining the Fund, from 1985 to 1996, Ms. O'Byrne worked at The Royce Funds ("the funds"), a family of ten mutual funds with over $2 billion in assets. She was primarily responsible for all Blue Sky registrations and assisted with SEC filings. In addition, she handled the funds' day-to-day financial management activities interfacing with the funds' custodian and transfer agent. Ms. O'Byrne has extensive knowledge and experience in all aspects of mutual fund administration.
  In 1980, she received a certificate in business administration from the College of Further Studies, Cavan, Ireland.
Each Director who is not an interested person of the Fund receives a base annual fee of $0.

PRINCIPAL HOLDERS OF SHARES
As of July 31, 1999, the following persons were known to the Fund to be the beneficial owners of 5% or more of the outstanding shares of the Fund:


Percentage of
Name
Number of Shares
Outstanding Shares



Wm. F. & Donald Gratz TTEE
Treitel-Gratz Co. Inc. Pft. Sh. Tr.
U/A Dtd 1/l/83
13-01 Queens Plaza South
Long Island City, NY 11101
27,117.284
11.83%



Anthony D'Ottavio
47 East Maple St.
Dallastown, PA 17313
18,736.071
 8.17%



John W. Baackes
Capital Area Community
  Health Plan 403(B)
15 Pateman Circle
Menands, NY 12204
12,059.781
 5.26%


As of July 31, 1999, all of the directors and officers of the Fund, collectively, beneficially owned, directly or indirectly (including the power to vote or to dispose of any shares), approximately 11.39% of the outstanding shares.
INVESTMENT ADVISER
Daruma Asset Management, Inc., a registered investment adviser, is a New York corporation, with its principal offices located at 60 East
42nd Street, Suite 1112, New York, NY 10165. The Adviser has been employed by the Board of Directors to serve as the investment adviser of the Fund pursuant to an Investment Advisory Agreement entered into by the Fund. Currently, the Adviser's only investment company client is the Fund. The Adviser supervises all aspects of the Fund's operations and provides investment advice and portfolio management services to the Fund. Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Directors, the Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments.
Mariko O. Gordon, President and Chief Investment Officer of the Adviser, is primarily responsible for supervising the Fund's investment management activities. The Adviser had assets under management of approximately $332,000,000 at July 31, 1999.
The Adviser provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors, officers or employees of the Adviser or it affiliates.
The Adviser also may provide the Fund with supervisory personnel who will be responsible for supervising the performance of administrative services, accounting and related services, net asset value calculation, reports to and filings with regulatory authorities, and services relating to such functions. The personnel rendering such supervisory services may be employees of the Adviser, of its affiliates or of other organizations. The Advisory Agreement was approved initially on July 31, 1997, and in its current form on August 25, 1999 by the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Adviser.
The Advisory Agreement has a term which extends to July 31, 1999 and may be continued thereafter for successive twelve-month periods beginning each July 31, provided that such continuance is specifically approved annually by a majority vote of the Fund's outstanding voting securities or by the Board of Directors, and in either case by a majority of the directors who are not parties to the Advisory Agreement or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.The Advisory Agreement is terminable without penalty by the Fund on sixty days' written notice when authorized either by a majority vote of the outstanding voting shares of the Fund or by a vote of a majority of the Fund's Board of Directors, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.
Adviser's Fees
Pursuant to the terms of the Advisory Agreement, the Fund will pay a monthly advisory fee equal to 1% of the first $100 million of the Fund's average daily net assets; 0.75% of the next $100 million of such net assets; and 0.50% of the Fund's average daily net assets over $200 million. This fee is higher than the fee paid by most other mutual funds; however, the Board of Directors believes that this fee is reasonable in light of the services performed by the Adviser for the Fund. Any portion of the advisory fees received by the Adviser may be used by the Adviser to provide investor and administrative services. The Adviser may voluntarily waive a portion or its entire fee or assume certain expenses of the Fund, including expenses for distribution of Fund shares. This would have the effect of lowering the overall expense ratio of the Fund and of increasing yield to investors. See "Expense Limitations" below.
Expense Limitations
The Adviser has agreed to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed 1.50%. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. From time to time, the Adviser may voluntarily assume certain expenses of the Fund. This would have the effect of lowering the overall expense ratio and of increasing yield to investors. Subject to the undertaking of the Adviser to reimburse the Fund for its excess expenses as described above, the Fund has, under the Advisory Agreement, confirmed its obligation for payment of all other expenses, including without limitation: fees payable to the Adviser, Custodian and Transfer and Dividend Agent; brokerage and commission expenses; federal, state or local taxes, including issuance and transfer taxes incurred by or levied on it; commitment fees, certain insurance premiums and membership fees and dues in investment company organizations; interest charges on borrowings; telecommunications expenses;
 recurring and non-recurring legal and accounting expenses; costs of organization and maintaining the Fund's existence as a corporation; compensation, including director's fees, of any directors, officers or employees who are not also officers of the Adviser or its affiliates and costs of other personnel providing administrative and clerical services; costs of stockholders' services and costs of stockholders reports, proxy solicitations and corporate meetings, fees and expenses or registering its shares under the appropriate
Federal securities laws and of qualifying its shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of these shares and attendant upon renewals of, or amendments to, those registrations and qualifications;
and expenses of preparing, printing and delivering the Prospectus and financial statements to existing shareholders and of printing shareholder application forms for shareholder accounts.The Fund has accrued investment advisory fees of $27,104, $21,267 and $8,090, for the periods ended June 30, 1999, June 30, 1998 and June 30, 1997, respectively.
The Adviser has waived all investment advisory fees.
 The Fund may from time-to-time hire its own employees or contract to have management services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund. The
Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described above.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT
Firstar Bank (the "Custodian") serves as custodian for the Fund's cash and securities. The Custodian is located at 425 Walnut Street, Cincinnati, Ohio 45202-1118. Pursuant to a Custodian Agreement with the Fund, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. American Data Services, Inc. (the "Transfer Agent") acts as the Fund's transfer and dividend disbursing agent. American Data Services, Inc. is located at 150 Motor Parkway, Suite 109, Hauppauge, NY 11788.

COUNSEL AND INDEPENDENT AUDITORS
Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Stradley, Ronon, Stevens & Young, LLP, located at 2600 One Commerce Square, Philadelphia, PA 19103.
Ernst & Young LLP, located at 787 Seventh Avenue, New York,
New York 10019, serves as the Fund's independent auditors.

PORTFOLIO TRANSACTIONS
The Adviser is responsible for selecting the brokers who effect the purchases and sales of the Fund's portfolio securities. No broker is selected to effect a securities transaction for the Fund unless such broker is believed by the Adviser to be capable of obtaining the best price and execution for the security involved in the transaction. In addition to considering a broker's execution capability, the Adviser generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research, and may be written or oral. The Adviser determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by the Adviser upon the brokerage and/or research services provided by such broker, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to its accounts.
 The Adviser is authorized, under Section 28(e) of the Securities
Exchange Act of 1934 and under its Investment Advisory Agreement with the Fund, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.
 Brokerage and research services furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser in servicing all of its accounts and not all of such services may be used by the Adviser in connection with the Fund.
 Even though investment decisions for the Fund are made independently from those for other accounts managed by the Adviser, the same security is frequently purchased, held or sold by the Fund and the other accounts because such security may be suitable for all of them. When the Fund and such other accounts are simultaneously engaged in the purchase or sale of the same security, the Adviser seeks to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.
 During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Fund were $9,219, $7,887 and $3,696 for the periods ended June 30, 1999, June 30, 1998 and June 30, 1997, respectively.

PORTFOLIO TURNOVER
	Portfolio turnover rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by a Fund.  While the rate of portfolio turnover will not be a limiting factor when the Adviser deems changes appropriate, it is anticipated that the Fund's annual portfolio turnover rate should not generally exceed 100%.  For the fiscal years ended June 30, 1999 and June 30, 1998, the portfolio turnover rates were 89% and 73%, respectively.

PRICING OF SHARES
	Purchases and redemptions are made at net asset value ("NAV").  NAV is determined by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding.  The Transfer Agent determines the NAV per share as of the close of regular trading on the New York Stock
 Exchange (the "NYSE"), normally 4:00 p.m. Eastern Time, on each day the
 NYSE is open for trading (the "valuation date").  Currently, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr.
 Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor
 Day, Thanksgiving and Christmas.
	Market values for securities listed on an exchange are based upon the latest quoted sales price as of 4:00 p.m. Eastern Time, on the valuation date.
Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Securities not listed on an exchange are valued at the latest quoted bid price.  Temporary cash investments and debt obligations with 60 days or less remaining to maturity are valued at cost, unless the Board of Directors determines that this does not represent fair value.  All prices of listed securities are taken from the exchange where the security is primarily traded.
Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.  Securities for which market quotations are not readily available or which are restricted as to sale, and other assets are valued by such methods the Board of Directors deems in good faith to reflect fair value.

HOW TO PURCHASE SHARES
Initial Investments by U.S. or Overnight Mail

	You may open an account by completing and signing an Account Application Form and mailing it together with a check payable to "Daruma Mid-Cap Value
Fund" to the following address:

Daruma Mid-Cap Value Fund
c/o American Data Services, Inc.
150 Motor Parkway
Suite 109
Hauppauge, NY  11788

	The minimum initial investment in the Fund is $1,000. Retirement and UGMA (Uniform Gifts to Minors Act) accounts, as well as accounts established with automatic investment plans, however, may initially invest a minimum of $500. Your shares are bought, sold or exchanged at the net asset value determined after your request has been received in proper form. Any request received before the valuation time
 (currently 4:00 p.m. Eastern Time) will be processed the same business day. Any request received in proper form after the valuation time will be processed the next business day.

Initial Investments by Wire

	You may also purchase shares of the Fund by wiring immediately available federal funds to the Fund's custodian, Star Bank (the "Custodian").
The minimum initial investment in the Fund is $1,000. Retirement and UGMA (Uniform Gifts to Minors Act) accounts, as well as accounts established with automatic investment plans, however, may initially invest a minimum of $500.
	In order to wire funds, you must first call the Fund's transfer agent, American Data Services, Inc. (the "Transfer Agent"), at (888) 532-7862 to set up your account and obtain an account number by providing the information on the application to the Transfer Agent. Then, you should provide your bank with the following information for purposes of wiring your investment:

Firstar Bank Cinti/Trust
ABA #0420-0001-3
Ref:  Daruma Mid-Cap Value Fund
DDA #485776538
Shareholder Account Number:
Account Name:

	In order to complete your initial wire purchase, you must mail a signed application to the Transfer Agent at the following address:

American Data Services, Inc.
150 Motor Parkway
Suite 109
Hauppauge, NY 11788

Wire orders will be accepted only on a day that the Fund, the Custodian and the
 Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the
 Fund. Any delays that may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. Presently, there is no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments
	You may make additional investments at any time by mail or wire.  The Fund's minimum subsequent investment is $100.  Your check must be made payable to
"Daruma Mid-Cap Value Fund."

Automatic Investment Plan
	Additional investments may also be made though the Automatic Investment Plan.
  This option allows you to make regular, automatic transfers from your bank account to purchase additional shares on the monthly or quarterly schedule.
The minimum additional investment amount is $50.  For more information regarding this option, please call the Fund at (800) 435-5076.

Additional Investment Information

	The Fund will not cancel any trade (purchase or redemption) believed to be authentic once the trade as been received. If your check or wire does not clear, your transaction will be canceled and you will be responsible for any loss the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.
	Shares of the Fund may also be sold to corporations or other institutions such a trusts, foundations or broker-dealers purchasing for the accounts of others ("Shareholder Organizations").  Investors purchasing and redeeming shares of the Fund through a Shareholder Organization may be charged a transaction-based fee or other fee for the services of such organization.
  Each Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions.
  Customers of Shareholder Organizations should read this prospectus in light of the terms governing accounts with their organization.
The Fund does not pay to or receive compensation from Shareholder
 Organizations for the sale of the Fund's shares.

Retirement Plans

	The Fund offers a wide range of plans for individuals and institutions, including large and small businesses, IRAs, SEP-IRAs and Keoghs (profit sharing, money purchase pension). For information on IRAs and all other retirement plans, please call the Fund at (800) 435-5076.

HOW TO REDEEM SHARES
	The Fund allows you to redeem shares without redemption fees.  You may redeem any portion of your account at any time.  Shares of the Fund may be redeemed by mail, or, if authorized, by telephone.  The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund.

Redemptions By Mail

	The Fund will redeem its shares at the net asset value next determined after the request is received if all the required documentation is received in "good order."  Requests should be addressed to:

Daruma Mid-Cap Value Fund
c/o American Data Services
150 Motor Parkway
Suite 109
Hauppauge, NY 11788

	Requests in "good order" must include the following information and documentation:

(1)	The account number and fund name;
(2)	The amount of the transaction (specified in dollars or shares);
(3)	Signatures of all owners EXACTLY as they are registered on the account;
(4)	Any certificates that you hold for the account; any required signature guarantees (see "Signature Guarantees" below); and
(5)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

	If you are not certain of the requirements for a redemption, please call Shareholder Services at (888) 532-7862. Redemptions specifying a certain date or share price cannot be accepted and will be returned.

Signature Guarantees

	To protect shareholder accounts, the Fund and its transfer agent from fraud, signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account.  Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests.  Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following:  banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program
(`STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New
York Stock Exchange Medallion Signature Program ("MSP").  Shareholders
 may contact Shareholder Services at (888) 532-7862 for further details.

Redemptions By Telephone
	Shareholders, who have elected on their application form telephone redemption privileges, may redeem by telephone provided the proceeds are mailed to their address of record.  To redeem shares by telephone, you or your preauthorized representative may call shareholder services at (888) 532-7862.
Redemption requests received by telephone by 4:00 p.m. eastern time are processed on the day of receipt; redemption requests received by telephone after 4:00 p.m. eastern time are processed on the business day following receipt.  TELEPHONE REDEMPTIONS WILL NOT BE PERMITTED FOR A PERIOD OF
SIXTY DAYS AFTER A CHANGE IN THE ADDRESS OF RECORD.

	The Fund has authorized the Transfer Agent to act on telephone instructions from any person representing himself or herself to be a shareholder and reasonably believed by the Transfer Agent to be genuine.  The Fund and the
Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if such procedures are followed neither the Fund or the Transfer Agent will be liable for any losses incurred.  The procedures employed by the Fund in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.
The Fund reserves the right to revise or terminate the telephone redemption privilege at any time.  If you have trouble making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail.

Further Redemption Information

	Redemption proceeds for shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen business days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

	Other than as described above, payment of the redemption proceeds will be made within five days after receipt of an order for a redemption.  The Fund may suspend the right of redemption or postpone the date at times when the NYSE or the bond market is closed or under any emergency circumstances as determined by the United States Securities and Exchange Commission (the
"SEC").
REDEMPTIONS IN KIND
It is possible that conditions may arise in the future, which would, in the judgment of the Fund's Board of Directors or management, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, payment may be made in portfolio securities or other property of the Fund.  However, the Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or
 1% of the Fund's net assets if that is less) in any 90-day period.
Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption.  Shareholders receiving such securities would incur brokerage costs when securities are sold.

CAPITAL STOCK
The authorized capital stock of the Fund consists of one billion shares of stock having a par value of $.001 per share. The Fund's Board of Directors is authorized to divide the unissued shares into separate classes and series of stock, each series representing a separate, additional investment portfolio. The Board currently has authorized the division of the unissued shares into one series. Shares of any class or series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected class or series.
 Each share of any class or series of shares when issued has equal dividend, distribution, liquidation and voting rights within the class or series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the
Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable. Shares are redeemable at net asset value, at the option of the investor.The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is an investor of record, the Fund does not issue certificates evidencing Fund shares.
TAXATION
The Fund intends to continue to qualify under the Internal Revenue Code of 1986, as amended ("the Code"), as a regulated investment company. As a regulated investment company, the Fund generally will not be subject to federal income taxes on the income and gains that it distributes to its shareholders.
 The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its investment company taxable income. The Fund intends to comply with the other requirements applicable to regulated investment companies. If for any year the Fund does not qualify as a regulated investment company, it will be subject to federal and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.
  The Fund has adopted a policy of declaring dividends annually in an amount based on its net investment income. The amount of each dividend may differ from actual net investment income calculated for federal income tax purposes.
  Distributions paid from the dividends and interest the Fund earns on its investments, if any, and distributions from any net short-term capital gains are realized by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund. If a shareholder has not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of income earned during the period of your investing in the Fund.
 The Fund may be subject to state or local tax in jurisdictions in which the Fund is organized or may be deemed to be doing business.
However, Maryland taxes regulated investment companies in a manner that is generally similar to the federal income tax rules described herein. Distributions may be subject to state and local income taxes. In addition, the treatment of the Fund's shareholders in those states that have income tax laws might differ from their treatments under the federal income tax laws.
 The Code imposes a nondeductible 4% excise tax on the Fund unless it meets certain requirements with respect to distributions of ordinary income and capital gain net income. In general, distributions to shareholders during a calendar year must represent at least 98% of the Fund's ordinary income for the calendar year, plus at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending October 31 during such year, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or pay in January to be treated by shareholders as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.
Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect that it will qualify to elect to pass through to its shareholders the rights to take a foreign tax credit for foreign taxes withheld from dividends and interest payments. Timing of Purchases and Distributions
At the time of an investor's purchase, the Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of her or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.
Sale or Redemptions of Shares
Sales or redemptions of Fund shares are taxable transactions for federal and state income tax purposes. Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of shares in the Fund (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized on the sale, redemption or other taxable disposition. Such gain or loss will be long-term capital gain or loss if the shares disposed of were held for more than one year. Wash sale losses will be disallowed. A wash sale loss occurs when the shares disposed of are replaced
(including by receiving shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received with respect to such shares.
The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes. Under current law, so long as the Fund qualifies for Federal income tax treatment described above, it is generally believed that the Fund will not be liable for any income or franchise tax imposed by Maryland.
Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.

PERFORMANCE DATA
The Fund's performance may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies. Money market funds and municipal funds are not included in the Lipper survey.
The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.
The Lipper General Equity Funds Average can be used to show how the Fund's performance compares to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper.
Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Fund's performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Fund.
The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional
Fund Advisors (DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New
York Stock Exchange (NYSE), plus stocks listed on the American
Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile.
The S&P 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.
The S&P Mid-Cap Index is an unmanaged index of 400 domestic companies frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.
 The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stock of the 2,000 smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.
 U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government, and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; the Wall Street
Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.
 From time to time, in reports and promotional literature, the Fund's performance also may be compared to other mutual Funds tracked by financial or business publications and periodicals, such as Kiplinger's, Individual Investor, Money, Forbes, Business Week,
Barron's, The Financial Times, Fortune, Mutual Fund Magazine and
The Wall Street Journal. In addition, financial or business publications and periodicals as they relate to fund management, investment philosophy and investment techniques may be quoted.
The Fund's performance may also be compared to those of other compilations or
 indices.Advertising for the Fund may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging.
  In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time.  For example, a
 $ 1,000 investment earning a taxable return of 10% annually would have an after-tax value of $2,004 after ten years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have an after-tax value of $2,147 after ten years, assuming tax was deducted at a 28% rate from the tax-deferred earnings at the end of the ten-year period.
Total Return Calculations
Total return quotes reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gains distributions, and any change in the Fund's net asset value per share (NAV) over the period.
Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Under the rules of the SEC, funds advertising performance must include total return quotes,
 "T" below, calculated according to the following formula:
P(1 + T)n = ERV

Where:  	P	= a hypothetical initial purchase order of $1,000
		T	= average annual total return;
		n	= number of years;
ERV    = redeemable value of the hypothetical $1,000 payment made at the beginning of the 1,5, or 10 year periods (or fractional portion)
While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year
performance of the Fund.
In addition to average annual total returns, the Fund's unaveraged or cumulative or total returns, reflecting the simple change in value of an investment over a stated period, may be quoted.  Average annual and cumulated total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period.  Total returns may be broken down into their components of income and capital
 (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return.  Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.
Yield Information
	From time to time, the fund may advertise a yield figure.  A fund's yield is a way of showing the rate of income the fund earns on its investments as a percentage of the fund's share price.  Under the rules of the SEC, yield must be calculated according to the following formula:
YIELD =  2[(  a-b + 1)6 - 1]
cd

Where: 	a	=	dividends and interest earned during the period;

b	=	expenses accrued for the period (net of reimbursements);

c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends;

d	=	the maximum offering price per share on the last day of the period.

	Yields for the Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Fund's offering price at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate.
Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds.
Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations.  In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income.  Capital gains and losses generally are excluded from the calculation.  Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes.
 Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.
Risk Measurements
Quantitative measures of "total risk", which quantify the total variability of a portfolio's returns around, or below, its average return, may be used in advertisements and in communications with current and prospective shareholders.  These measures include standard deviation of total return and the Morningstar risk statistic.  Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance such as the Sharpe Ratio and Morningstar's star rating system.
Standard Deviation.  The risk associated with a fund or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns.  For example, a fund's historical risk could be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years.  The larger the standard deviation of monthly returns, the more volatile, i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period.  Standard deviation of total return can be calculated for funds of different objectives, ranging from equity funds to fixed income funds, and can be measured over different time frames.  The standard deviation figures presented are annualized statistics based on the trailing 36 monthly returns.  Approximately 68% of the time, the annual total return of a fund will differ from its mean annual total return by no more than plus or minus the standard deviation figure.  95% of the time, a fund's annual total return will be within a range of plus or minus 2x the standard deviation from its mean annual total return.
Beta.  Beta measures the sensitivity of a security's, or a
portfolio's, return to the market's returns.  It measures the relationship between a fund's Excess return (over 3-month T-bills)
and the excess return of the benchmark index (S&P500 for domsstic equity funds).  The market's beta is by definition equal to
1.  Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market.  For example, if a portfolio has a beta of 2, a 10% market excess return would be expected to result in a 20% portfolio excess return, and a 10% market loss would be expected to result in a 20%
portfolio loss (excluding the effects of any firm-specific risk that has not been eliminated through diversification).
Morningstar Risk.  The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the underperformance of the fund relative to the riskless T-bill return.  It then compares this statistic to those of other funds in the same broad investment class.
Sharpe Ratio.  Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return
 ("average excess return") to the standard deviation of the fund's excess returns.  It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of total risk assumed.
Morningstar Star Ratings.  Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.  Ratings may change monthly.  Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest).
Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available).  Funds' returns are adjusted for fees and sales loads.  Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars,
35% receive three stars, 22.5 % receive two stars, and the bottom
10% receive one star. None of the quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times.  However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance.
Such risk measures will change over time and are not necessarily predictive of future performance or risk.
FINANCIAL STATEMENTS
The Fund's Annual Report to Shareholders for the fiscal year ended June 30,
1999 is a separate document supplied with this Statement of Additional
Information and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

Part C - Other Information

Item 24.	Financial Statements and Exhibits

(A) Financial Statements
Included in Prospectus:
(1) Fund Expenses
(2) Financial Highlights

		Included in Part C:

*(1) Annual Report to Shareholders Dated June 30, 1999

(B) Exhibits
**(1) 	Articles of Incorporation of the Registrant
**(2) 	Form of By-Laws of the Registrant
  (3) 	Not applicable
  (4) 	Not applicable
**(5) 	Form of Investment Advisory Agreement
  (6) 	Not applicable
  (7) 	Not applicable
**(8) 	Custody Agreement
**(9) 	Transfer Agency and Service Agreement
**(9.1) 	Fund Accounting Service Agreement
  (10) 	Consent of Stradley Ronan as to the legality
    		of the securities being registered, including
			their name under the heading "Counsel and Independent Auditors" in the Prospectus and Statement of Additional Information
(11) Consent of Ernst & Young LLP, Independent Auditors

*Incorporated herein by reference from the Annual Report to Shareholders dated June 30, 1999, filed with the SEC on August 23, 1999.
**Filed as an exhibit to the Registrant's Registration Statement, 333-03709, filed on May 14, 1996 and incorporated herein by reference

(12) Not Applicable
(13) Not Applicable
(14) Not Applicable
(15) Not Applicable
(16) Not Applicable
(17) Not Applicable
(18) Not Applicable
(19) Not Applicable

Item 25. Persons Controlled by or Under Common Control with Registrant
				None


Item 26. Number of Holders of Securities

	Title of Class		Number of Record Holders
					As of July 31, 1999
	Common stock		345

Item 27. Indemnification

In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation and former directors and officers to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law, provided, however, that no director or officer of the Corporation shall be indemnified against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Such indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled and the Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the Charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

In addition, and to the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages: provided, however, that such indemnfication shall not be construed to protect any director or officer of the Corporation against any liability to the corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The description of the Registrant's adviser, Daruma Asset Management, Inc., under the caption "Management of the Fund" in the Prospectus and Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

Item 29. PRINCIPAL UNDERWRITERS

			NONE

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder, in general, are maintained in the physical possession of the Registrant at 60 East 42nd Street, Suite 1112, New York, New York 10165; records relating to the investment advisory or management of the Registrant will be maintained by the Registrant's Investment Adviser at 60 East 42nd Street, Suite 1112, New York, New York 10165; the Registrant's transfer and dividend disbursing agent, American Data Services, Inc. at 150 Motor Parkway, Suite 109, Hauppauge, New York 11788 will maintain physical possession of Registrant's shareholder and fund accounting records; and the custodian, Firstar Bank at 425 Walnut Street, Cincinnati, Ohio 45201 will maintain physical possession of the Registrant's custodial records.

Item 31. MANAGEMENT SERVICES

    Not applicable.

Item 32. UNDERTAKINGS

(a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.
(b) The Registrant undertakes (although not required to hold annual shareholder meetings) if request to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communication with other shareholders as required by 16(c).

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and State of New York, on the 25th day of August, 1999.

THE DARUMA FUNDS, INC.
By: /s/ Mariko O. Gordon
Mariko O. Gordon, President

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature					Title		Date
1 Principal Executive Officer:
by: /s/ Mariko O. Gordon		President		August 25, 1999
        Mariko O. Gordon

2. Majority of Directors
by: /s/Fred Ali			Director		August 25, 1999
       Fred Ali

By:/s/ Elizabeth A. Duffy	Director		August 25, 1999
       Elizabeth A. Duffy

By: /s/Brian J. Heidtke		Director		August 25, 1999
       Brian J. Heidtke

By: /s/Mariko O. Gordon		Director		August 25, 1999
       Mariko O. Gordon

By: /s/Noreen D. McKee		Director		August 25, 1999
       Noreen D. McKee

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